Other Non-current Assets	12 Months Ended
Dec. 31, 2025
Other Assets, Noncurrent [Abstract]
Other Non-current Assets
14. Other
Non-current
Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2024	2025
Finance lease receivables, non - current portion, net (Note 18)	204,435	194,911
Deposits (i)	112,523	128,566
Goodwill (Note 5)	34,106	34,106
Prepayments for purchase of property and equipment	5,649	3,324
Non-current portion of prepayments for advertising and technical support services	36,850	—
Others	49,720	68,737

Total	443,283	429,644

(i) Deposits primarily consist of deposits for offices and retail and service centers whose lease expiration dates are not within one year.